GOODWILL AND INTANGIBLE ASSETS (Details 1) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Intangible Assets [Line Items]
Intangible assets, net	22,569	6,676
Intangible assets, net	18,148	22,569	6,676
Amortization of intangible assets	(4,592)	(3,663)	(1,201)
Acquisition during the period	545	19,922
Effect of exchange rate on intangible assets of entities outside Brazil	(4)	(58)
Termination Of Contracts Of Intangible Assets	(96)	(38)
Impairment of Intangible Assets (Excluding Goodwill)	11	10	0
Goodwill, Subsequent Recognition of Deferred Tax Asset	(263)	(260)
Gross balance	31,991	31,446
Accumulated amortization	13,843	(8,877)
Weighted average useful life (in years)	4.7	5.5
Redecard S.A. [Member] | Exclusive Access To Customers Of Retailers and Real Estate Brokers [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	0
Unibanco and Unibanco Holdings [Member] | Exclusive Access To Customers Of Retailers and Real Estate Brokers [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	3,600
Exclusive Access To Customers Of Retailers and Real Estate Brokers [Member]
Intangible Assets [Line Items]
Intangible assets, net	5,174	1,433
Intangible assets, net	4,972	5,174
Amortization of intangible assets	(536)	(520)
Acquisition during the period	367	4,270
Effect of exchange rate on intangible assets of entities outside Brazil	0	0
Termination Of Contracts Of Intangible Assets	(20)	0
Impairment of Intangible Assets (Excluding Goodwill)	(4)	(10)
Goodwill, Subsequent Recognition of Deferred Tax Asset	(9)	(9)
Gross balance	6,415	6,048
Accumulated amortization	(1,443)	(874)
Weighted average useful life (in years)	11.3	12.3
Exclusive Access To Customers Of Retailers and Real Estate Brokers [Member] | Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period	367	670
Redecard S.A. [Member] | Customer Relationships Including Core Deposits [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	5,216
Unibanco and Unibanco Holdings [Member] | Customer Relationships Including Core Deposits [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	8,765
Customer Relationships Including Core Deposits [Member]
Intangible Assets [Line Items]
Intangible assets, net	15,807	5,101
Intangible assets, net	12,108	15,807
Amortization of intangible assets	(3,552)	(3,096)
Acquisition during the period	178	14,144
Effect of exchange rate on intangible assets of entities outside Brazil	(4)	(58)
Termination Of Contracts Of Intangible Assets	(76)	(38)
Impairment of Intangible Assets (Excluding Goodwill)	(7)	0
Goodwill, Subsequent Recognition of Deferred Tax Asset	(238)	(236)
Gross balance	23,813	23,635
Accumulated amortization	(11,705)	(7,828)
Weighted average useful life (in years)	3.1	4.1
Customer Relationships Including Core Deposits [Member] | Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period	178	163
Redecard S.A. [Member] | Brand [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	355
Unibanco and Unibanco Holdings [Member] | Brand [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	1,039
Brand [Member]
Intangible Assets [Line Items]
Intangible assets, net	1,394	0
Intangible assets, net	940	1,394
Amortization of intangible assets	(454)	0
Acquisition during the period	0	1,394
Effect of exchange rate on intangible assets of entities outside Brazil	0	0
Termination Of Contracts Of Intangible Assets	0	0
Impairment of Intangible Assets (Excluding Goodwill)	0	0
Goodwill, Subsequent Recognition of Deferred Tax Asset	0	0
Gross balance	1,394	1,394
Accumulated amortization	(454)	0
Weighted average useful life (in years)	0	0
Brand [Member] | Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	0
Redecard S.A. [Member] | Other Intangible Assets [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	1
Unibanco and Unibanco Holdings [Member] | Other Intangible Assets [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	113
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Intangible assets, net	194	142
Intangible assets, net	128	194
Amortization of intangible assets	(50)	(47)
Acquisition during the period	0	114
Effect of exchange rate on intangible assets of entities outside Brazil	0	0
Termination Of Contracts Of Intangible Assets	0	0
Impairment of Intangible Assets (Excluding Goodwill)	0	(10)
Goodwill, Subsequent Recognition of Deferred Tax Asset	(16)	(15)
Gross balance	369	363
Accumulated amortization	(241)	(175)
Weighted average useful life (in years)	4.3	5.4
Other Intangible Assets [Member] | Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	0
Unibanco and Unibanco Holdings [Member]
Intangible Assets [Line Items]
Amortization of intangible assets	(13,517)
Redecard S.A. [Member]
Intangible Assets [Line Items]
Acquisition during the period		5,572
Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period		833
Goodwill, Subsequent Recognition of Deferred Tax Asset	(15)